INCOME TAXES - Deferred Income Tax Balances (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	$ 56	$ 78
Deferred income tax liabilities	(2,151)	(1,573)
Deferred tax assets	40	43
Deferred tax liabilities	(2,135)	(1,538)
Net deferred tax liabilities	(2,095)	(1,495)	$ (1,586)
Financial instruments and other
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	18	41
Tax losses carried forward
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Deferred income tax assets	38	37
Deferred tax assets	38	37
Net deferred tax liabilities	$ 38	$ 37	$ 43